Performance Management	Oct. 19, 2026
Sterling Capital Large Cap Value Focused Factor ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Behavioral Large Cap Value Equity Fund (the “Predecessor Behavioral Large Cap Value Equity Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Behavioral Large Cap Value Equity Fund’s performance from year to year (represented by the performance of the Predecessor Behavioral Large Cap Value Equity Fund’s Institutional Shares). The table shows how the Predecessor Behavioral Large Cap Value Equity Fund’s average annual returns (represented by the average annual returns of the Predecessor Behavioral Large Cap Value Equity Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund. Had the Predecessor Behavioral Large Cap Value Equity Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Behavioral Large Cap Value Equity Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Behavioral Large Cap Value Equity Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Behavioral Large Cap Value Equity Fund (the “Predecessor Behavioral Large Cap Value Equity Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Behavioral Large Cap Value Equity Fund’s performance from year to year (represented by the performance of the Predecessor Behavioral Large Cap Value Equity Fund’s Institutional Shares). The table shows how the Predecessor Behavioral Large Cap Value Equity Fund’s average annual returns (represented by the average annual returns of the Predecessor Behavioral Large Cap Value Equity Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund.
Bar Chart [Heading]	Predecessor Behavioral Large Cap Value Equity Fund Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 18.16%.
Best quarter:	14.78%	3/31/2021
Worst quarter:	-26.64%	3/31/2020

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-800-228-1872
Sterling Capital Large Cap Value Focused Factor ETF | Sterling Capital Large Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	18.16%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	14.78%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(26.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Sterling Capital Small Cap Value Focused Factor ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Behavioral Small Cap Value Equity Fund (the “Predecessor Behavioral Small Cap Value Equity Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Behavioral Small Cap Value Equity Fund’s performance from year to year (represented by the performance of the Predecessor Behavioral Small Cap Value Equity Fund’s Institutional Shares). The table shows how the Predecessor Behavioral Small Cap Value Equity Fund’s average annual returns (represented by the average annual returns of the Predecessor Behavioral Small Cap Value Equity Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund. Had the Predecessor Behavioral Small Cap Value Equity Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Behavioral Small Cap Value Equity Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Behavioral Small Cap Value Equity Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Behavioral Small Cap Value Equity Fund (the “Predecessor Behavioral Small Cap Value Equity Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Behavioral Small Cap Value Equity Fund’s performance from year to year (represented by the performance of the Predecessor Behavioral Small Cap Value Equity Fund’s Institutional Shares). The table shows how the Predecessor Behavioral Small Cap Value Equity Fund’s average annual returns (represented by the average annual returns of the Predecessor Behavioral Small Cap Value Equity Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund.
Bar Chart [Heading]	Predecessor Behavioral Small Cap Value Equity Fund Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 21.63%.
Best quarter:	25.24%	3/31/2021
Worst quarter:	-38.86%	3/31/2020

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-800-228-1872
Sterling Capital Small Cap Value Focused Factor ETF | Sterling Capital Small Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	21.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.24%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(38.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Sterling Capital Small Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Small Cap Value Fund (the “Predecessor Small Cap Value Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Small Cap Value Fund’s performance from year to year (represented by the performance of the Predecessor Small Cap Value Fund’s Institutional Shares). The table shows how the Predecessor Small Cap Value Fund’s average annual returns (represented by the average annual returns of the Predecessor Small Cap Value Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund. Had the Predecessor Small Cap Value Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Small Cap Value Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Small Cap Value Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Small Cap Value Fund (the “Predecessor Small Cap Value Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Small Cap Value Fund’s performance from year to year (represented by the performance of the Predecessor Small Cap Value Fund’s Institutional Shares). The table shows how the Predecessor Small Cap Value Fund’s average annual returns (represented by the average annual returns of the Predecessor Small Cap Value Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund.
Bar Chart [Heading]	Predecessor Small Cap Value Fund Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 24.95%.
Best quarter:	27.59%	12/31/2020
Worst quarter:	-32.38%	3/31/2020

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-800-228-1872
Sterling Capital Small Cap Value ETF | Sterling Capital Small Cap Value ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	24.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	27.59%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(32.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Sterling Capital North Carolina Intermediate Tax-Free ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital North Carolina Intermediate Tax-Free Fund (the “Predecessor North Carolina Intermediate Tax-Free Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor North Carolina Intermediate Tax-Free Fund’s performance from year to year (represented by the performance of the Predecessor North Carolina Intermediate Tax-Free Fund’s Institutional Shares). The table shows how the Predecessor North Carolina Intermediate Tax-Free Fund’s average annual returns (represented by the average annual returns of the Predecessor North Carolina Intermediate Tax-Free Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund. Had the Predecessor North Carolina Intermediate Tax-Free Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor North Carolina Intermediate Tax-Free Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor North Carolina Intermediate Tax-Free Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital North Carolina Intermediate Tax-Free Fund (the “Predecessor North Carolina Intermediate Tax-Free Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor North Carolina Intermediate Tax-Free Fund’s performance from year to year (represented by the performance of the Predecessor North Carolina Intermediate Tax-Free Fund’s Institutional Shares). The table shows how the Predecessor North Carolina Intermediate Tax-Free Fund’s average annual returns (represented by the average annual returns of the Predecessor North Carolina Intermediate Tax-Free Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund.
Bar Chart [Heading]	Predecessor North Carolina Intermediate Tax-Free Fund Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 1.04%.
Best quarter:	6.09%	12/31/2023
Worst quarter:	-5.07%	3/31/2022

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-800-228-1872
Sterling Capital North Carolina Intermediate Tax-Free ETF | Sterling Capital North Carolina Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	1.04%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	6.09%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.07%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Sterling Capital Virginia Intermediate Tax-Free ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Virginia Intermediate Tax-Free Fund (the “Predecessor Virginia Intermediate Tax-Free Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Virginia Intermediate Tax-Free Fund’s performance from year to year (represented by the performance of the Predecessor Virginia Intermediate Tax-Free Fund’s Institutional Shares). The table shows how the Predecessor Virginia Intermediate Tax-Free Fund’s average annual returns (represented by the average annual returns of the Predecessor Virginia Intermediate Tax-Free Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund. Had the Predecessor Virginia Intermediate Tax-Free Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Virginia Intermediate Tax-Free Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Virginia Intermediate Tax-Free Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Institutional Shares of the Sterling Capital Virginia Intermediate Tax-Free Fund (the “Predecessor Virginia Intermediate Tax-Free Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Virginia Intermediate Tax-Free Fund’s performance from year to year (represented by the performance of the Predecessor Virginia Intermediate Tax-Free Fund’s Institutional Shares). The table shows how the Predecessor Virginia Intermediate Tax-Free Fund’s average annual returns (represented by the average annual returns of the Predecessor Virginia Intermediate Tax-Free Fund’s Institutional Shares) for 1, 5 and 10 years compared with those of a broad measure of market performance and an additional index that reflects the principal investment strategies of the Fund.
Bar Chart [Heading]	Predecessor Virginia Intermediate Tax-Free Fund Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	Year-to-date total return. The fund’s total return for the six months ended June 30, 2026, was 1.10%.
Best quarter:	5.94%	12/31/2023
Worst quarter:	-5.08	3/31/2022

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-800-228-1872
Sterling Capital Virginia Intermediate Tax-Free ETF | Sterling Capital Virginia Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	1.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	5.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(508.00%)
Lowest Quarterly Return, Date	Mar. 31, 2022